Certain Transactions (Details) - Schedule of preliminary allocation of the purchase price to assets acquired and liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of preliminary allocation of the purchase price to assets acquired and liabilities [Abstract]
Cash and cash equivalents	$ 2,083
Goodwill	35,694
Intangible assets	71,131
Other assets	5,285
Total assets acquired	114,193
Net deferred tax liabilities	14,007
Other labilities	3,074
Total liabilities assumed	17,081
Net assets acquired	$ 97,112